Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 3,518	$ (16,480)
Unrealized gains/losses on securities:
Unrealized holding gains arising during the period	505	3,025
Reclassification adjustment for gains included in net income, net of other-than-temporary impairment charges	(626)	(853)
Tax effect		(782)
Total other comprehensive income (loss)	(121)	1,390
Comprehensive income (loss)	$ 3,397	$ (15,090)